Organization and business	12 Months Ended
Dec. 31, 2021
Organization and business

1 Organization and business

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

The Group’s principal subsidiaries at December 31, 2021 and 2020 are set out below.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Inactive

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	-	100%	The PRC	Inactive

Euro Tech (China) Limited	-	-	Hong Kong	Inactive

 This company was dissolved on July 2, 2021.

This company was deregistered on April 3, 2020.

The Group’s principal subsidiaries at December 31, 2021 and 2020 are set out below (Cont’d).

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Yixing Pact Environmental Technology Co., Ltd.	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4%*	19.4%*	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

* The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

ZHEJIANG TIANLAN
Organization and business

1  Organization and business

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People's Republic of China (“PRC”) on May 18, 2000. The Company is a limited liability company limited by shares with an operating period up to long term.

The Company provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

The Company has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018 and suspended trading from November 24, 2020 and resumed trading on January 6, 2021.

The Group’s principal subsidiaries at December 31, 2021 and 2020 are set out below.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2021	2020

Zhejiang Tianlan Environmental Protection Engineering Company Limited	100%*	100%*	PRC	Design, general contract, installation and operating management of environmental protection projects

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment

Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	38.25%	38.25%	PRC	Manufacturing of environmental protection equipment

Hangzhou Tiancan Environmental Technology Company Limited	80%	80%	PRC	Manufacturing of environmental protection equipment

* This company was acquired in August 2020.

The outbreak of COVID-19 worldwide and the various public health measures put in place in many countries to prevent the spread of COVID-19 have disrupted the overall business of the Group at different levels of time and regions in 2020. After the Chinese new year in February 2020, the Group’s domestic businesses were affected by the lock-down of various cities implemented in PRC, resulting in the forced suspension of some local operations until the gradual resumption of work beginning from late March to early April 2020. Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Group’s consolidated financial position, results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.